Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 4.2%
BAE Systems PLC	2,368,745	$54,445,371
Boeing Co*	172,025	37,350,068
General Electric Co	187,482	57,750,080
Howmet Aerospace Inc	193,947	39,763,014
		189,308,533
Airlines – 0.5%
Ryanair Holdings PLC	591,305	20,533,061
Banks – 8.7%
Banco Bilbao Vizcaya Argentaria SA	2,427,292	56,769,960
BNP Paribas SA	352,529	33,355,479
Erste Group Bank AG	465,256	55,970,118
HDFC Bank Ltd	1,528,009	16,885,509
JPMorgan Chase & Co	310,906	100,180,131
Natwest Group PLC	5,551,683	48,412,890
Resona Holdings Inc	1,935,600	18,355,129
UniCredit SpA	702,300	58,297,076
		388,226,292
Beverages – 1.1%
Constellation Brands Inc - Class A	69,686	9,613,880
Monster Beverage Corp*	396,722	30,416,676
Pernod Ricard SA	98,928	8,468,414
		48,498,970
Biotechnology – 3.0%
AbbVie Inc	172,485	39,411,098
Amgen Inc	41,641	13,629,516
Argenx SE (ADR)*	28,491	23,959,506
Ascendis Pharma A/S (ADR)*	43,627	9,303,021
Mirum Pharmaceuticals Inc*	62,447	4,932,688
Revolution Medicines Inc*	105,632	8,413,589
United Therapeutics Corp*	15,211	7,411,560
Vaxcyte Inc*	172,411	7,955,044
Vertex Pharmaceuticals Inc*	46,117	20,907,603
		135,923,625
Building Products – 0.7%
Trane Technologies PLC	84,954	33,064,097
Capital Markets – 3.2%
Ares Management Corp - Class A	160,186	25,890,863
Bank of New York Mellon Corp	229,921	26,691,529
Blackstone Group Inc	185,634	28,613,625
LPL Financial Holdings Inc	84,667	30,240,512
Morgan Stanley	180,196	31,990,196
		143,426,725
Chemicals – 1.1%
Ecolab Inc	114,781	30,132,308
Taiyo Nippon Sanso Corp	714,100	21,326,197
		51,458,505
Commercial Services & Supplies – 0.5%
RB Global Inc	202,862	20,887,809
Communications Equipment – 0.5%
Arista Networks Inc*	181,044	23,722,195
Consumer Finance – 1.4%
Capital One Financial Corp	195,195	47,307,460
OneMain Holdings Inc	245,450	16,580,148
		63,887,608
Diversified Financial Services – 3.4%
Apollo Global Management Inc	145,622	21,080,241
Mastercard Inc - Class A	116,652	66,594,294
Visa Inc	179,140	62,826,189
		150,500,724
Electric Utilities – 0.6%
Xcel Energy Inc	378,475	27,954,163
Electrical Equipment – 1.2%
Eaton Corp PLC	102,995	32,804,938
Nexans SA	137,213	20,176,232
		52,981,170

	Shares	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	4,536,982	$53,678,844
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One - Series C*	284,637	28,039,591
Netflix Inc*	495,005	46,411,669
Spotify Technology SA*	32,760	19,024,059
		93,475,319
Food Products – 0.1%
Magnum Ice Cream Co NV/The*	207,673	3,322,807
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	192,164	24,076,228
Boston Scientific Corp*	287,845	27,446,021
DexCom Inc*	71,785	4,764,370
Intuitive Surgical Inc*	26,417	14,961,532
		71,248,151
Health Care Providers & Services – 1.0%
McKesson Corp	26,629	21,843,503
UnitedHealth Group Inc	65,002	21,457,810
		43,301,313
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	4,015	21,501,650
DoorDash Inc - Class A*	75,772	17,160,842
Flutter Entertainment PLC*	53,729	11,553,884
Hilton Worldwide Holdings Inc	68,248	19,604,238
McDonald's Corp	148,291	45,322,178
Royal Caribbean Cruises Ltd	32,791	9,146,066
Wingstop Inc	13,771	3,284,246
		127,573,104
Household Durables – 0.4%
Lennar Corp	160,028	16,450,878
Independent Power and Renewable Electricity Producers – 1.7%
RWE AG	399,732	21,268,275
Vistra Corp	331,847	53,536,876
		74,805,151
Industrial Conglomerates – 1.4%
3M Co	380,653	60,942,545
Information Technology Services – 0.4%
Snowflake Inc - Class A*	85,181	18,685,304
Insurance – 2.7%
Arthur J Gallagher & Co	130,941	33,886,221
AXA SA	410,022	19,718,279
Beazley PLC	1,788,748	19,978,878
Progressive Corp/The	201,202	45,817,719
		119,401,097
Interactive Media & Services – 6.9%
Alphabet Inc - Class C	667,301	209,399,054
Meta Platforms Inc - Class A	149,757	98,853,098
		308,252,152
Life Sciences Tools & Services – 0.5%
Danaher Corp	89,693	20,532,522
Machinery – 2.3%
Alstom SA*	1,060,644	31,395,441
Atlas Copco AB - Class A	2,181,261	39,089,989
Deere & Co	66,392	30,910,123
		101,395,553
Metals & Mining – 0.8%
Teck Resources Ltd	372,330	17,827,022
Vale SA	1,434,395	18,757,272
		36,584,294
Multiline Retail – 3.4%
Amazon.com Inc*	591,775	136,593,506
MercadoLibre Inc*	7,897	15,906,611
		152,500,117
Oil, Gas & Consumable Fuels – 3.8%
Canadian Natural Resources Ltd	739,802	25,060,766
Cheniere Energy Inc	45,139	8,774,570
Chevron Corp	161,511	24,615,892
ConocoPhillips	188,548	17,649,978
EOG Resources Inc	108,744	11,419,207
Rockpoint Gas Storage Inc - Class A	310,130	6,327,339
Suncor Energy Inc	473,055	20,998,623

	Shares	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
TC Energy Corp	670,439	$36,922,020
TotalEnergies SE	289,083	18,840,242
		170,608,637
Personal Products – 1.4%
Unilever PLC	922,986	60,493,622
Pharmaceuticals – 3.9%
AstraZeneca PLC	175,432	32,307,372
Eli Lilly & Co	58,807	63,198,707
Johnson & Johnson	237,725	49,197,189
Roche Holding AG	68,524	28,325,933
		173,029,201
Road & Rail – 0.5%
Canadian Pacific Kansas City Ltd	282,211	20,779,235
Semiconductor & Semiconductor Equipment – 14.6%
Analog Devices Inc	70,604	19,147,805
ASML Holding NV	9,699	10,366,551
Broadcom Inc	377,473	130,643,405
Credo Technology Group Holding Ltd*	76,920	11,068,019
Lam Research Corp	342,273	58,590,292
Micron Technology Inc	126,148	36,003,901
NVIDIA Corp	1,667,807	311,046,006
Taiwan Semiconductor Manufacturing Co Ltd	1,515,000	74,021,112
		650,887,091
Software – 8.4%
Atlassian Corp - Class A*	113,313	18,372,570
Cadence Design Systems Inc*	77,975	24,373,426
Datadog Inc - Class A*	98,371	13,377,472
Intuit Inc	68,991	45,701,018
Microsoft Corp	445,831	215,612,788
Oracle Corp	147,272	28,704,786
Workday Inc - Class A*	139,308	29,920,572
		376,062,632
Specialized Real Estate Investment Trusts (REITs) – 0.4%
American Tower Corp	101,787	17,870,744
Specialty Retail – 1.6%
O'Reilly Automotive Inc*	274,687	25,054,201
TJX Cos Inc	293,436	45,074,704
		70,128,905
Technology Hardware, Storage & Peripherals – 2.5%
Apple Inc	414,370	112,650,628
Textiles, Apparel & Luxury Goods – 1.6%
Gildan Activewear Inc	286,585	17,900,099
LVMH Moet Hennessy Louis Vuitton SE	34,368	25,907,879
Moncler SpA	171,536	11,023,866
NIKE Inc - Class B	231,133	14,725,483
		69,557,327
Trading Companies & Distributors – 0.9%
Ferguson Enterprises Inc/DE	181,823	40,292,996
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	193,861	39,361,537
Total Common Stocks (cost $2,360,373,020)		4,454,245,183
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $866,144)	865,885	866,144
Total Investments (total cost $2,361,239,164) – 100.0%		4,455,111,327
Cash, Receivables and Other Assets, net of Liabilities – 0%		893,357
Net Assets – 100%		$4,456,004,684

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,338,723,419	74.9%
Canada	166,702,913	3.7
France	157,861,966	3.5
United Kingdom	155,144,511	3.5
Sweden	111,792,892	2.5
Netherlands	74,182,980	1.7
Taiwan	74,021,112	1.7
Italy	69,320,942	1.5
Spain	56,769,960	1.3
Austria	55,970,118	1.3
Japan	39,681,326	0.9
Switzerland	28,325,933	0.6
Belgium	23,959,506	0.5
Germany	21,268,275	0.5
Ireland	20,533,061	0.5
Brazil	18,757,272	0.4
India	16,885,509	0.4
Argentina	15,906,611	0.4
Denmark	9,303,021	0.2
Total	$4,455,111,327	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$-	$63,874,621	$(63,008,091)	$(386)	$-	$866,144	865,885	$23,221
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	19,410,600	69,966,179	(89,376,779)	-	-	-	-	30,029 ∆
Total Affiliated Investments - 0.0%
	$19,410,600	$133,840,800	$(152,384,870)	$(386)	$-	$866,144	865,885	$53,250

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$134,863,162	$54,445,371	$-
Airlines	-	20,533,061	-
Banks	100,180,131	288,046,161	-
Beverages	40,030,556	8,468,414	-
Chemicals	30,132,308	21,326,197	-
Commercial Services & Supplies	-	20,887,809	-
Electrical Equipment	32,804,938	20,176,232	-
Electronic Equipment, Instruments & Components	-	53,678,844	-
Food Products	-	3,322,807	-
Independent Power and Renewable Electricity Producers	53,536,876	21,268,275	-
Insurance	79,703,940	39,697,157	-
Machinery	30,910,123	70,485,430	-
Metals & Mining	-	36,584,294	-
Oil, Gas & Consumable Fuels	62,459,647	108,148,990	-
Personal Products	-	60,493,622	-
Pharmaceuticals	112,395,896	60,633,305	-
Road & Rail	-	20,779,235	-
Semiconductor & Semiconductor Equipment	566,499,428	84,387,663	-
Textiles, Apparel & Luxury Goods	32,625,582	36,931,745	-
Trading Companies & Distributors	-	40,292,996	-
All Other	2,107,514,988	-	-
Investment Companies	-	866,144	-
Total Assets	$3,383,657,575	$1,071,453,752	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70230 02-26